UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-4946

THOMPSON PLUMB FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, President & CEO
Thompson Plumb Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2010

Date of reporting period: February 28, 2010

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%

Consumer Discretionary - 11.3%
Automobiles & Parts - 0.5%
LKQ Corp. (a)	36,950	$707,592

General Retailers - 4.9%
Abercrombie & Fitch Co. Class A	19,850	722,937
Bed Bath & Beyond Inc. (a)	34,400	1,431,384
Kohl's Corp. (a)	19,950	1,073,709
Office Depot, Inc. (a)	107,850	778,677
Target Corp.	54,970	2,832,054
		6,838,761

Media - 5.3%
CBS Corp. Class B	104,895	1,362,586
Lions Gate Entertainment Corp. (a)	196,800	1,072,560
The Walt Disney Co.	34,350	1,073,094
Time Warner Inc.	48,475	1,407,714
Viacom, Inc. Class B (a)	83,300	2,469,845
		7,385,799

Personal Goods - 0.6%
Hanesbrands, Inc. (a)	29,075	753,915

Consumer Staples - 7.6%
Beverages - 1.5%
PepsiCo, Inc.	33,850	2,114,609

Food & Drug Retailers - 4.3%
Sysco Corp.	73,675	2,129,208
Walgreen Co.	48,475	1,708,259
Wal-Mart Stores, Inc.	39,050	2,111,434
		5,948,901

Household Goods & Home Construction - 1.8%
The Procter & Gamble Co.	39,125	2,475,830

Energy - 14.8%
Oil & Gas Producers - 10.9%
Chevron Corp.	28,495	2,060,188
Devon Energy Corp.	20,045	1,380,299
Exxon Mobil Corp.	94,870	6,166,550
Hess Corp.	47,050	2,766,540
Marathon Oil Corp.	46,875	1,357,031
Murphy Oil Corp.	26,400	1,370,160
		15,100,768

Oil Equipment, Services & Distribution - 3.9%
Schlumberger Ltd.	31,375	1,917,013
Smith International, Inc.	42,950	1,760,521
Weatherford International Ltd. (a)	106,750	1,781,658
		5,459,192

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0% (Continued)

Financials - 14.4%
Banks - 6.4%
Associated Banc-Corp	163,940	$2,116,465
Bank of America Corp.	44,300	738,038
First Horizon National Corp. (a)	107,001	1,369,613
JPMorgan Chase & Co.	52,350	2,197,130
Northern Trust Corp.	45,670	2,433,754
		8,855,000

Financial Services - 7.0%
Bank of New York Mellon Corp.	23,825	679,489
Discover Financial Services	102,490	1,398,988
Eaton Vance Corp.	69,200	2,089,148
Morgan Stanley	75,000	2,113,500
State Street Corp.	53,900	2,420,649
T. Rowe Price Group Inc.	20,250	1,026,473
		9,728,247

Insurance - 1.0%
Aflac, Inc.	14,010	692,795
Torchmark Corp.	15,220	707,730
		1,400,525

Health Care - 17.1%
Health Care Equipment & Services - 9.9%
Baxter International	17,900	1,019,047
CareFusion Corp. (a)	12,900	325,596
Henry Schein, Inc. (a)	30,740	1,746,954
Medco Health Solutions, Inc. (a)	16,505	1,043,776
Medtronic, Inc.	32,150	1,395,310
Patterson Cos., Inc. (a)	35,855	1,064,176
ResMed Inc. (a)	18,225	1,040,283
St. Jude Medical, Inc. (a)	72,340	2,764,835
TomoTherapy Inc. (a)	272,350	901,479
Waters Corp. (a)	17,965	1,071,792
Zimmer Holdings, Inc. (a)	23,895	1,369,900
		13,743,148

Health Care Services - 1.5%
Cardinal Health, Inc.	20,900	709,973
McKesson Corp.	22,975	1,358,971
		2,068,944

Pharmaceuticals & Biotechnology - 5.7%
Amgen Inc. (a)	48,550	2,748,415
Johnson & Johnson	60,235	3,794,805
Novartis AG ADR	25,675	1,420,341
		7,963,561

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0% (Continued)

Industrials - 9.0%
Aerospace & Defense - 1.6%
Lockheed Martin Corp.	14,100	$1,096,416
The Boeing Co.	16,600	1,048,456
		2,144,872

General Industries - 3.2%
General Electric Co.	170,875	2,744,253
3M Co.	21,470	1,720,821
		4,465,074

Industrial Transportation - 0.9%
FedEx Corp.	14,200	1,203,592

Support Services - 3.3%
Cintas Corp.	55,150	1,367,168
EnergySolutions	238,250	1,448,560
W.W. Grainger, Inc.	17,320	1,760,578
		4,576,306

Information Technology - 24.8%
Computer Programs - 2.6%
Activision Blizzard, Inc.	68,585	729,059
Electronic Arts Inc. (a)	126,735	2,101,266
Take-Two Interactive Software, Inc. (a)	74,975	721,259
		3,551,584

Electronic & Electrical Equipment - 0.5%
Flextronics International Ltd. (a)	97,495	678,565

Internet Programs & Services - 1.8%
eBay Inc. (a)	106,255	2,445,990

IT Services - 1.5%
Heartland Payment Systems, Inc.	46,425	709,838
Visa Inc. Class A	16,150	1,377,272
		2,087,110

Software & Computer Services - 4.2%
Adobe Systems Inc. (a)	31,425	1,088,876
Google Inc. Class A (a)	2,570	1,353,876
Microsoft Corp.	119,351	3,420,600
		5,863,352

Technology Hardware & Equipment - 14.2%
Altera Corp.	74,900	1,829,807
Broadcom Corp. Class A	22,090	691,859
Cisco Systems, Inc. (a)	115,815	2,817,779
EMC Corp. (a)	79,850	1,396,576
Hewlett-Packard Co.	13,850	703,442
Intel Corp.	171,300	3,516,789
JDS Uniphase Corp. (a)	142,010	1,523,767
Linear Technology Corp.	51,320	1,394,364
Maxim Integrated Products, Inc.	74,730	1,384,000
QUALCOMM Inc.	73,430	2,694,147
Xilinx, Inc.	69,675	1,799,705
		19,752,235

Telecommunication Services - 1.0%
Mobile Telecommunications - 1.0%
Vodafone Group Plc ADR	63,695	1,386,640

TOTAL COMMON STOCKS (COST $116,717,610)		138,700,112

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial Services, 0.100%	$917	$917

Total Variable-Rate Demand Notes		917

TOTAL SHORT-TERM INVESTMENTS (COST $917)		917

TOTAL INVESTMENTS - 100.0% (COST $116,718,527)		138,701,029

NET OTHER ASSETS AND LIABILITIES - 0.0%		43,013

NET ASSETS - 100.0%		$138,744,042

(a) Non-income producing security.

ADR: American Depository Receipt

At February 28, 2010, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$120,155,006
Unrealized appreciation	$24,933,558
Unrealized depreciation	$(6,387,535)
Net unrealized appreciation (depreciation)	$18,546,023

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 17.1%
Automobiles & Parts - 1.0%
LKQ Corp. (a)	5,935	$113,655

General Retailers - 6.1%
Abercrombie & Fitch Co. Class A	5,730	208,687
Bed Bath & Beyond Inc. (a)	4,185	174,138
Jos. A. Bank Clothiers, Inc. (a)	2,607	116,611
Nordstrom, Inc.	3,140	115,992
Office Depot, Inc. (a)	12,129	87,571
		702,999
Household Products - 1.7%
Jarden Corp.	3,510	112,531
The Middleby Corp. (a)	1,850	85,821
		198,352
Media - 2.7%
CBS Corp. Class B	8,485	110,220
Lions Gate Entertainment Corp. (a)	37,221	202,854
		313,074
Personal Goods - 3.6%
Coach, Inc.	5,498	200,347
Hanesbrands, Inc. (a)	8,133	210,889
		411,236
Travel & Leisure - 2.0%
Darden Restaurants, Inc.	5,621	227,932

Consumer Staples - 3.4%
Food Producers - 2.7%
McCormick & Co., Inc.	5,208	193,269
The J. M. Smucker Co.	1,892	112,914
		306,183
Personal Supplies - 0.7%
Bare Escentuals, Inc. (a)	4,545	82,628

Energy - 10.0%
Oil & Gas Producers - 5.1%
ATP Oil & Gas Corp. (a)	3,315	59,869
Bill Barrett Corp. (a)	835	28,315
Denbury Resources Inc. (a)	3,800	53,504
Murphy Oil Corp.	4,241	220,108
Noble Energy, Inc.	1,913	138,960
Pioneer Natural Resources Co.	600	27,990
Quicksilver Resources Inc. (a)	1,965	29,318
Swift Energy Co. (a)	945	28,151
		586,215
Oil Equipment, Services & Distribution - 4.9%
Patterson-UTI Energy, Inc.	7,175	110,782
Smith International, Inc.	5,245	214,993
Weatherford International Ltd. (a)	13,970	233,159
		558,934

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9% (Continued)

Financials - 18.0%
Banks - 6.3%
Associated Banc-Corp	17,309	$223,459
First Horizon National Corp. (a)	15,069	192,883
Marshall & Ilsley Corp.	19,381	137,217
Northern Trust Corp.	3,190	169,995
		723,554
Financial Services - 5.7%
Discover Financial Services	14,519	198,184
Eaton Vance Corp.	7,590	229,142
Investment Technology Group, Inc. (a)	13,115	223,217
		650,543
Insurance - 6.0%
Cincinnati Financial Corp.	5,200	139,880
Genworth Financial Inc. Class A (a)	1,835	29,250
StanCorp Financial Group, Inc.	3,363	144,542
Torchmark Corp.	4,326	201,159
Unum Group	8,376	174,304
		689,135
Health Care - 11.4%
Health Care Equipment & Services - 9.7%
Henry Schein, Inc. (a)	3,964	225,274
Lincare Holdings Inc. (a)	1,411	56,666
Patterson Cos., Inc. (a)	6,680	198,262
ResMed Inc. (a)	4,025	229,747
TomoTherapy Inc. (a)	12,328	40,806
Virtual Radiologic Corp. (a)	8,445	84,534
Waters Corp. (a)	2,839	169,375
Zimmer Holdings, Inc. (a)	1,890	108,354
		1,113,018
Health Care Services - 1.7%
McKesson Corp.	1,835	108,540
MWI Veterinary Supply, Inc. (a)	2,033	83,760
		192,300
Industrials - 8.5%
Aerospace & Defense - 1.7%
Alliant Techsystems Inc. (a)	2,504	198,943

Industrial Engineering - 1.2%
SPX Corp.	2,375	141,289

Support Services - 5.6%
Cintas Corp.	7,720	191,379
EnergySolutions	37,285	226,693
W.W. Grainger, Inc.	2,208	224,443
		642,515

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9% (Continued)

Information Technology - 21.5%
Computer Programs - 4.5%
Activision Blizzard, Inc.	13,695	$145,578
Electronic Arts Inc. (a)	13,660	226,483
Take-Two Interactive Software, Inc. (a)	14,960	143,915
		515,976
Electronic & Electrical Equipment - 3.4%
Celestica Inc. (a)	5,381	55,101
Flextronics International Ltd. (a)	24,177	168,272
Molex Inc. Class A	9,485	164,944
		388,317
IT Services - 2.8%
Fiserv, Inc. (a)	2,422	116,813
Heartland Payment Systems, Inc.	9,416	143,971
Paychex, Inc.	1,837	55,000
		315,784
Software & Computer Services - 1.0%
Akamai Technologies, Inc. (a)	4,250	111,775

Technology Hardware & Equipment - 9.8%
Altera Corp.	7,250	177,117
Broadcom Corp. Class A	3,700	115,884
JDS Uniphase Corp. (a)	21,761	233,496
Linear Technology Corp.	6,102	165,791
Maxim Integrated Products, Inc.	12,221	226,333
Xilinx, Inc.	7,911	204,341
		1,122,962
Materials - 7.0%
Chemicals - 3.8%
Airgas, Inc.	3,597	230,712
International Flavors & Fragrances Inc.	4,723	198,886
		429,598
General Materials - 1.0%
Pactiv Corp. (a)	4,750	117,610

Household Materials - 1.2%
The Scotts Miracle-Gro Co. Class A	3,546	138,471

Industrial Materials - 1.0%
Nalco Holding Co.	4,773	111,020

Utilities - 3.0%
Electricity - 1.0%
Pepco Holdings, Inc.	6,785	114,124

Gas, Water & Multiutilities - 2.0%
MDU Resources Group, Inc.	5,397	110,315
SCANA Corp.	3,114	112,260
		222,575

TOTAL COMMON STOCKS (COST $9,378,437)		11,440,717

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial Services, 0.100%	$369	$369

Total Variable-Rate Demand Notes		369

TOTAL SHORT-TERM INVESTMENTS (COST $369)		369

TOTAL INVESTMENTS - 99.9% (COST $9,378,806)		11,441,086

NET OTHER ASSETS AND LIABILITIES - 0.1%		7,199

NET ASSETS - 100.0%		$11,448,285

(a) Non-income producing security.

At February 28, 2010, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$10,133,521
Unrealized appreciation	$1,628,233
Unrealized depreciation	$(320,668)
Net unrealized appreciation (depreciation)	$1,307,565

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 0.3%

Financials - 0.3%
Financial Services - 0.3%
CIT Group, Inc. (a)	17,450	$635,704

TOTAL COMMON STOCKS (COST $501,809)		635,704

BONDS - 96.4%

Collateralized Mortgage Obligations - 1.1%
General American Railcar II
6.210% due 9/20/2017	$2,316,341	2,339,620

Total Collateralized Mortgage Obligations		2,339,620

Corporate Bonds - 80.7%
Alcoa Inc.
6.000% due 7/15/2013	200,000	210,471

Allied Waste North America
7.250% due 3/15/2015	465,000	483,019

American Express
0.381% due 10/4/2010 (b)	400,000	399,649
6.650% due 9/15/2015	90,000	98,600
6.900% due 9/15/2015	266,000	294,628

American General Finance
6.000% due 10/15/2014	1,000,000	720,245
6.000% due 12/15/2014	1,000,000	709,048
6.900% due 12/15/2017	1,000,000	717,251

American Standard Cos., Inc.
5.500% due 4/1/2015	25,000	26,117

Amgen Inc., Convertible
0.375% due 2/1/2013	782,000	782,000

Amphenol Corp.
4.750% due 11/15/2014	1,698,000	1,745,364

Arden Realty LP
5.250% due 3/1/2015	3,019,000	3,103,958

Associated Banc-Corp
6.750% due 8/15/2011	2,622,000	2,600,586

Axis Capital Holdings
5.750% due 12/1/2014	1,409,000	1,485,042

Bank of America Corp.
7.375% due 5/15/2014	866,000	973,782
5.375% due 6/15/2014	50,000	52,203
5.150% due 8/15/2015	34,000	34,100
5.350% due 9/15/2015	183,000	185,888
5.250% due 12/1/2015	243,000	246,434

BB&T Corp.
5.200% due 12/23/2015	750,000	785,491

Bear Stearns Cos. LLC
4.170% due 3/10/2014 (b)	270,000	258,601
4.120% due 4/10/2014 (b)	100,000	96,202

Berkshire Hathaway
4.200% due 12/15/2010	1,448,000	1,488,974

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS - 96.4% (Continued)

Best Buy Co.
6.750% due 7/15/2013	$570,000	$638,471

Black Hills Corp.
9.000% due 5/15/2014	2,442,000	2,833,387

Boston Scientific Corp.
5.450% due 6/15/2014	292,000	304,525
4.500% due 1/15/2015	2,099,000	2,090,606
6.250% due 11/15/2015	1,477,000	1,574,061

Brinker International
5.750% due 6/1/2014	4,031,000	4,146,532

Capital One Bank
6.500% due 6/13/2013	423,000	462,732

Caterpillar Inc.
4.300% due 6/1/2010	1,000,000	1,009,050

CBS Corp.
8.200% due 5/15/2014	967,000	1,116,840

CIT Group, Inc.
7.000% due 5/1/2013	202,759	191,607
7.000% due 5/1/2014	304,143	278,291
7.000% due 5/1/2015	304,143	276,010
7.000% due 5/1/2016	506,906	448,612
7.000% due 5/1/2017	709,672	627,173

Citigroup, Inc.
5.625% due 8/27/2012	250,000	263,261
5.000% due 9/15/2014	469,000	466,411

CONSOL Energy Inc.
7.875% due 3/1/2012	1,252,000	1,345,900

Continental Corp.
8.375% due 8/15/2012	150,000	161,421

Corning Inc.
6.050% due 6/15/2015	1,000,000	1,008,077
6.200% due 3/15/2016	428,000	464,448

Countrywide Financial Corp.
6.730% due 4/17/2013	93,000	98,822
6.250% due 5/15/2016	775,000	791,046

Coventry Health Care, Inc.
6.300% due 8/15/2014	756,000	770,906
6.125% due 1/15/2015	535,000	533,509

Darden Restaurants
7.125% due 2/1/2016	65,000	73,073

Discover Financial Services
0.784% due 6/11/2010 (b)	500,000	498,584

Dow Chemical Co.
7.600% due 5/15/2014	1,688,000	1,928,366
4.300% due 12/15/2014	117,000	118,257
5.900% due 2/15/2015	650,000	703,736

Duquesne Light Holdings Inc.
5.500% due 8/15/2015	4,440,000	4,441,296

EMC Corp., Convertible
1.750% due 12/1/2013	1,000,000	1,237,500

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS - 96.4% (Continued)

Fifth Third Bancorp
6.250% due 5/1/2013	$1,356,000	$1,456,070

First Tennessee Bank
4.500% due 5/15/2013	1,780,000	1,659,302
4.625% due 5/15/2013	1,180,000	1,115,776
5.050% due 1/15/2015	930,000	857,495
5.650% due 4/1/2016	200,000	184,408

First Union National
7.800% due 8/18/2010	80,000	82,552

Fortune Brands, Inc.
4.875% due 12/1/2013	450,000	470,758
6.375% due 6/15/2014	1,143,000	1,244,581
5.375% due 1/15/2016	54,000	55,775

GE Capital Franchise Finance
8.750% due 10/15/2010	208,000	217,912

General Electric Capital Corp.
4.875% due 10/21/2010	500,000	513,738
4.250% due 12/1/2010	62,000	63,727
5.900% due 5/13/2014	450,000	493,792
5.600% due 7/15/2014	500,000	522,334
4.500% due 5/15/2015	35,000	34,622
5.250% due 6/15/2015	25,000	25,603
5.400% due 6/15/2015	50,000	52,424
5.500% due 8/15/2015	30,000	31,473
5.000% due 4/15/2016	40,000	40,300

Genworth Life Insurance Co.
5.875% due 5/3/2013 (e)	1,000,000	1,020,383

GMAC LLC
7.000% due 10/15/2011	200,000	192,404
7.250% due 8/15/2012	100,000	95,177
7.000% due 11/15/2012	50,000	46,917
7.100% due 1/15/2013	32,000	30,114
6.000% due 7/15/2013	60,000	53,744
0.000% due 6/15/2015 (d)	1,250,000	762,500
6.350% due 2/15/2016 (c)	75,000	62,168
6.500% due 2/15/2016 (c)	100,000	83,546
6.500% due 9/15/2016 (c)	87,000	72,112
7.250% due 9/15/2017	259,000	217,581

Harley-Davidson
5.250% due 12/15/2012 (e)	1,500,000	1,567,296
5.750% due 12/15/2014 (e)	2,550,000	2,653,007

Hartford Financial Services
3.820% due 6/15/2010 (b)	500,000	501,815
7.900% due 6/15/2010	50,000	50,851
5.250% due 10/15/2011	305,000	315,974
4.625% due 7/15/2013	750,000	774,757
5.050% due 7/15/2013	35,000	35,918
4.750% due 3/1/2014	825,000	844,512

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS - 96.4% (Continued)

HSBC Finance Corp.
8.000% due 7/15/2010	$306,000	$313,966
5.700% due 7/15/2012	125,000	131,802
6.000% due 4/15/2013	621,000	661,599
4.400% due 5/15/2013	100,000	100,181
5.180% due 9/15/2013 (b)	156,000	155,218
5.060% due 10/10/2013 (b)	131,000	125,713
4.840% due 1/10/2014 (b)	161,000	157,577
5.600% due 4/15/2014	50,000	52,203
5.500% due 7/15/2014	27,000	28,095
5.500% due 8/15/2014	45,000	45,156
6.000% due 8/15/2014	339,000	359,710
6.000% due 8/15/2014	67,000	71,057
5.800% due 9/15/2014	153,000	161,917
5.850% due 9/15/2014	87,000	92,205
5.650% due 10/15/2014	30,000	31,554
5.750% due 10/15/2014	215,000	228,412
5.300% due 11/15/2016	30,000	29,866

Ingersoll-Rand
9.500% due 4/15/2014	1,026,000	1,254,742

International Lease Finance Corp.
5.000% due 6/15/2010	300,000	295,577

ITT Hartford Group
7.300% due 11/1/2015	328,000	354,037

Jefferson-Pilot Corp.
4.750% due 1/30/2014	3,235,000	3,289,950

John Hancock Life Ins. Co.
5.450% due 9/15/2015	180,000	188,926
5.450% due 10/15/2015	29,000	30,373
5.500% due 11/15/2015	75,000	78,580
5.250% due 12/15/2015	25,000	26,097
5.500% due 12/15/2015	25,000	26,128
5.000% due 4/15/2016	50,000	50,775

Johnson Controls, Inc.
5.250% due 1/15/2011	1,035,000	1,073,467

Lexmark International, Inc.
5.900% due 6/1/2013	2,556,000	2,709,058

Lincoln National Corp.
4.750% due 2/15/2014	1,638,000	1,662,681

Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (b)	1,347,000	1,251,360

Marriott International, Inc.
5.810% due 11/10/2015	308,000	325,370

Marshall & Ilsley Bank
4.400% due 3/15/2010	120,000	119,979
5.350% due 4/1/2011	1,219,000	1,220,828
6.375% due 9/1/2011	700,000	704,210
5.300% due 9/8/2011	757,000	756,863
5.150% due 2/22/2012	350,000	350,245
5.500% due 7/15/2012	10,000	9,793
5.200% due 2/16/2017	50,000	41,761

Masco Corp.
5.875% due 7/15/2012	1,558,000	1,598,640
7.125% due 8/15/2013	2,190,000	2,328,752
6.125% due 10/3/2016	715,000	685,135

Maytag Corp.
5.000% due 5/15/2015	50,000	50,610

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS - 96.4% (Continued)

MBNA Corp.
7.500% due 3/15/2012	$100,000	$109,397
6.625% due 6/15/2012	75,000	81,622
5.000% due 6/15/2015	180,000	182,001

Medtronic, Inc., Convertible
1.625% due 4/15/2013	991,000	1,028,162

Merrill Lynch & Co.
5.450% due 2/5/2013	500,000	530,015
6.150% due 4/25/2013	455,000	491,888
0.000% due 8/30/2013 (d)	65,000	56,483
5.000% due 2/3/2014	138,000	141,697
5.450% due 7/15/2014	1,027,000	1,072,552
5.000% due 1/15/2015	45,000	46,127
5.300% due 9/30/2015	1,187,000	1,219,911

Met Life
4.625% due 8/19/2010 (e)	50,000	50,746

Montpelier Re Holdings Ltd.
6.125% due 8/15/2013	3,381,000	3,519,469

Morgan Stanley
3.838% due 6/1/2011 (b)	500,000	493,940
4.750% due 4/1/2014	3,358,000	3,413,360
6.000% due 4/28/2015	2,365,000	2,526,222

Nabisco, Inc.
7.550% due 6/15/2015	50,000	59,149

NASDAQ OMX Group, Inc., Convertible
2.500% due 8/15/2013	1,020,000	962,625

National City Corp.
0.424% due 6/16/2010 (b)	1,000,000	998,360
4.900% due 1/15/2015	1,000,000	1,050,087
4.250% due 7/1/2018	200,000	190,614

National Rural Utilities
7.200% due 10/1/2015	30,000	34,364

NationsBank Corp.
0.000% due 8/15/2013 (d)	91,000	76,222

NiSource Finance Corp.
5.400% due 7/15/2014	215,000	228,923

Nordstrom, Inc.
6.250% due 1/15/2018	1,400,000	1,544,231

Owens Corning
6.500% due 12/1/2016	640,000	657,911

PNC Funding Corp.
5.250% due 11/15/2015	39,000	41,050

PPL Energy Supply, LLC
6.500% due 5/1/2018	1,000,000	1,072,217

Principal Financial Group
7.875% due 5/15/2014	2,750,000	3,125,862
3.718% due 4/1/2016 (b)	50,000	48,050

Progressive Corp.
7.000% due 10/1/2013	25,000	27,645

Protective Life Corp.
4.300% due 6/1/2013	350,000	355,245
4.875% due 11/1/2014	820,000	827,404

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS - 96.4% (Continued)

Prudential Financial, Inc.
5.050% due 5/15/2013	$40,000	$39,548
4.750% due 4/1/2014	5,000	5,234
5.100% due 9/20/2014	225,000	238,321
6.200% due 1/15/2015	1,100,000	1,210,433

R. R. Donnelley & Sons Co.
4.950% due 4/1/2014	4,338,000	4,358,484
5.500% due 5/15/2015	25,000	24,863

Simon Property Group, LP
5.300% due 5/30/2013	1,000,000	1,066,607
5.750% due 12/1/2015	130,000	139,434
6.100% due 5/1/2016	1,000,000	1,071,918

SLM Corp.
5.400% due 10/25/2011	70,000	70,119
3.318% due 3/15/2012 (b)	100,000	89,143
3.338% due 6/15/2012 (b)	106,000	89,962
3.488% due 6/15/2012 (b)	66,000	59,143
5.125% due 8/27/2012	50,000	48,823
3.488% due 9/15/2012 (b)	65,000	58,783
3.388% due 12/15/2012 (b)	50,000	44,547
4.500% due 12/15/2012	87,000	79,037
5.375% due 1/15/2013	128,000	122,756
4.800% due 6/15/2013	25,000	21,946
4.288% due 9/15/2013 (b)	42,000	36,493
5.000% due 10/1/2013	365,000	341,863
3.990% due 1/1/2014 (b)	591,000	485,849
3.960% due 1/31/2014 (b)	25,000	20,350
4.950% due 3/15/2014	15,000	12,783
3.458% due 4/1/2014 (b)	1,100,000	912,362
3.638% due 4/1/2014 (b)	155,000	124,873
3.538% due 5/1/2014 (b)	500,000	425,545
5.375% due 5/15/2014	76,000	70,462
4.218% due 6/2/2014 (b)	70,000	56,852
5.150% due 6/15/2014 (c)	26,000	22,278
3.588% due 12/15/2014 (b)	350,000	268,373
6.500% due 12/15/2014 (b)	250,000	219,942
5.000% due 4/15/2015	75,000	65,974
3.788% due 9/15/2015 (b)	85,000	64,036
3.888% due 12/15/2015 (b)	128,000	93,262
4.088% due 5/3/2019 (b)	217,000	136,916
7.000% due 6/15/2021 (c)	79,000	60,186
5.400% due 4/25/2023 (c)	50,000	30,435

StanCorp Financial Group
6.875% due 10/1/2012	505,000	542,114

Staples, Inc.
9.750% due 1/15/2014	750,000	917,041

Steelcase, Inc.
6.500% due 8/15/2011	1,995,000	2,062,383

Sunoco, Inc.
4.875% due 10/15/2014	1,470,000	1,518,037
9.625% due 4/15/2015	1,816,000	2,202,790

SunTrust Bank
5.000% due 9/1/2015	2,674,000	2,694,034

Textron Financial Corp.
4.600% due 5/3/2010	250,000	249,974
5.400% due 4/28/2013	635,000	645,370

Time Warner, Inc.
6.875% due 5/1/2012	170,000	187,567

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS - 96.4% (Continued)

Torchmark Corp.
7.375% due 8/1/2013	$1,320,000	$1,438,952
6.375% due 6/15/2016	1,017,000	1,043,717
7.875% due 5/15/2023	1,000,000	1,031,754

Transamerica Financial Corp.
0.000% due 9/1/2012 (d)	100,000	89,406

Tyco Electronics Group
6.000% due 10/1/2012	395,000	427,587
5.950% due 1/15/2014	792,000	858,793

UBS PaineWebber Group Inc.
7.625% due 2/15/2014	50,000	54,737

Unitrin, Inc.
4.875% due 11/1/2010	1,150,000	1,161,576

Unum Group
7.625% due 3/1/2011	154,000	159,151
7.125% due 9/30/2016	3,200,000	3,415,546

UnumProvident Group
6.850% due 11/15/2015 (e)	185,000	198,057

Verizon New York
6.875% due 4/1/2012	250,000	274,055

Viacom, Inc.
5.625% due 8/15/2012	1,535,000	1,622,383
6.250% due 4/30/2016	365,000	407,872

Wachovia Bank
4.375% due 6/1/2010	50,000	50,474
4.800% due 11/1/2014	1,550,000	1,608,392
4.875% due 2/1/2015	500,000	519,768
5.000% due 8/15/2015	1,750,000	1,794,660
5.600% due 3/15/2016	50,000	52,358
5.625% due 10/15/2016	200,000	207,022

Wells Fargo & Co.
7.550% due 6/21/2010	89,000	90,847
4.625% due 8/9/2010	75,000	76,373
5.750% due 5/16/2016	200,000	209,478

Westinghouse Credit
8.875% due 6/14/2014	42,000	48,127

Wilmington Trust Corp.
4.875% due 4/15/2013	25,000	23,806

Wyeth
5.500% due 2/1/2014	1,000,000	1,112,617

Wyndham Worldwide
9.875% due 5/1/2014	3,885,000	4,376,798

XL Capital
6.500% due 1/15/2012	250,000	264,703
5.250% due 9/15/2014	3,678,000	3,802,795

Yum! Brands, Inc.
6.250% due 4/15/2016	791,000	878,447

Zions Bancorporation
5.650% due 5/15/2014	1,700,000	1,487,831

Total Corporate Bonds		168,492,627

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS - 96.4% (Continued)

Federal Agency Mortgage-Backed Securities - 1.1%
Fannie Mae
6.000% due 10/1/2037, Pool #88-8736	$704,713	$746,696
6.000% due 3/1/2038, Pool #25-7134	1,289,038	1,365,834

Ginnie Mae
7.000% due 5/15/2033, Pool #78-2071	92,559	102,965

Total Federal Agency Mortgage-Backed Securities		2,215,495

United States Government and Agency Issues - 13.5%
Chattanooga Valley Corp. (TVA)
0.000% due 7/1/2010 (d)	73,000	72,763

Fannie Mae
4.750% due 3/12/2010	164,000	164,231
2.500% due 4/9/2010	1,404,000	1,407,510
4.750% due 4/19/2010	175,000	176,022
5.000% due 4/19/2010	130,000	130,817
4.750% due 4/20/2010	275,000	276,671
3.000% due 4/28/2010	69,000	69,302
3.050% due 4/28/2010	21,000	21,097
4.125% due 4/28/2010	110,000	110,669
4.125% due 5/15/2010	530,000	534,327
4.650% due 5/17/2010	15,000	15,124
2.375% due 5/20/2010	585,000	587,880
3.750% due 5/27/2010	25,000	25,210
4.500% due 6/1/2010	180,000	181,892
4.625% due 6/1/2010	155,000	156,741
7.125% due 6/15/2010	161,000	164,275
4.625% due 6/16/2010	25,000	25,320
4.375% due 6/21/2010	10,000	10,127
3.270% due 6/30/2010	100,000	101,004
5.125% due 7/6/2010 (c)	200,000	203,395
3.000% due 7/12/2010	35,000	35,365
5.125% due 7/13/2010 (c)	25,000	25,447
0.000% due 7/15/2010 (d)	9,000	8,973
5.000% due 7/28/2010 (c)	95,000	96,844
4.750% due 8/2/2010	10,000	10,189
0.000% due 8/7/2010 (d)	200,000	199,294
0.000% due 8/12/2010 (d)	25,000	24,908
0.000% due 8/15/2010 (d)	11,000	10,959
4.250% due 8/15/2010	390,000	397,262
4.300% due 8/18/2010	35,000	35,658
5.000% due 8/24/2010	70,000	71,594
4.375% due 9/13/2010	18,000	18,398
2.875% due 10/12/2010	265,000	269,157
6.625% due 11/15/2010	165,000	172,400
6.080% due 12/15/2010	25,000	26,102

Farmer Mac
1.000% due 4/14/2010	100,000	100,104

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS - 96.4% (Continued)

Federal Farm Credit Banks
4.750% due 3/15/2010	$10,000	$10,018
5.100% due 3/15/2010	10,000	10,019
3.680% due 3/24/2010	25,000	25,057
4.650% due 4/5/2010	150,000	150,640
3.750% due 4/9/2010	105,000	105,401
4.800% due 4/12/2010	86,000	86,457
4.125% due 4/15/2010	70,000	70,342
5.200% due 4/19/2010	30,000	30,203
4.950% due 4/27/2010	45,000	45,337
2.750% due 5/4/2010	25,000	25,115
3.875% due 5/7/2010	25,000	25,172
4.750% due 5/7/2010	295,000	297,497
5.320% due 5/11/2010	445,000	449,488
3.500% due 5/19/2010	208,000	209,518
7.160% due 5/19/2010	50,000	50,761
0.500% due 6/1/2010	50,000	50,046
2.000% due 6/11/2010	25,000	25,123
3.050% due 6/18/2010	10,000	10,087
5.250% due 6/24/2010	50,000	50,803
2.250% due 7/1/2010	25,000	25,177
4.000% due 7/6/2010	25,000	25,336
5.930% due 7/6/2010	50,000	51,006
4.500% due 7/7/2010	70,000	71,070
5.330% due 8/3/2010	70,000	71,533
4.400% due 8/4/2010	111,000	113,008
1.125% due 8/6/2010	150,000	150,691
4.300% due 8/13/2010	15,000	15,280
5.125% due 8/23/2010	10,000	10,233
4.650% due 8/25/2010	55,000	56,188
4.750% due 8/25/2010	30,000	30,663
4.450% due 8/27/2010	255,000	260,320
6.900% due 9/1/2010	25,000	25,809
5.250% due 9/13/2010	165,000	169,264
4.000% due 9/24/2010	30,000	30,627
1.200% due 9/27/2010	10,000	10,051
4.260% due 9/30/2010	50,000	51,147
4.700% due 10/20/2010	45,000	46,251
4.180% due 11/5/2010	40,000	41,039
6.700% due 11/22/2010	15,000	15,693
3.750% due 12/6/2010	40,000	41,022

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS - 96.4% (Continued)

Federal Home Loan Banks
3.000% due 3/10/2010	$10,000	$10,007
2.750% due 3/12/2010	75,000	75,060
4.875% due 3/12/2010	145,000	145,210
5.000% due 3/12/2010	325,000	325,483
4.375% due 3/17/2010	220,000	220,415
0.950% due 4/1/2010	215,000	215,147
3.750% due 4/1/2010	125,000	125,377
0.900% due 4/7/2010	25,000	25,019
4.765% due 4/13/2010	50,000	50,270
0.800% due 4/21/2010	25,000	25,023
4.000% due 4/22/2010	20,000	20,110
4.080% due 4/26/2010	10,000	10,060
0.650% due 4/29/2010	20,000	20,017
0.700% due 4/30/2010	15,000	15,014
2.375% due 4/30/2010	75,000	75,276
0.480% due 5/11/2010	160,000	160,090
3.375% due 5/14/2010	120,000	120,789
4.875% due 5/14/2010	35,000	35,337
7.625% due 5/14/2010	845,000	857,834
0.800% due 5/17/2010	350,000	350,606
4.200% due 5/24/2010	25,000	25,234
4.650% due 5/26/2010	350,000	353,733
0.500% due 6/1/2010	25,000	25,024
3.000% due 6/11/2010	1,850,000	1,864,739
4.250% due 6/11/2010	310,000	313,545
5.250% due 6/11/2010	510,000	517,249
2.750% due 6/18/2010	70,000	70,545
4.500% due 6/21/2010	175,000	177,335
0.560% due 6/22/2010	20,000	20,027
4.500% due 6/22/2010	20,000	20,269
1.000% due 7/6/2010	500,000	501,353
4.570% due 7/7/2010	25,000	25,388
0.500% due 7/13/2010	15,000	15,015
4.375% due 7/13/2010	125,000	126,944
4.500% due 7/13/2010	80,000	81,281
3.500% due 7/16/2010	65,000	65,833
3.750% due 7/22/2010	50,000	50,708
0.550% due 7/28/2010	440,000	440,754
1.300% due 7/30/2010	15,000	15,065
4.000% due 7/30/2010	35,000	35,560
0.550% due 8/4/2010	50,000	50,087
1.000% due 8/5/2010	25,000	25,092
4.550% due 8/6/2010	230,000	234,238
4.516% due 8/10/2010	100,000	101,868
4.700% due 8/10/2010	35,000	35,681
4.125% due 8/13/2010	415,000	422,407
4.750% due 8/13/2010	755,000	770,596
6.875% due 8/13/2010	215,000	221,486
4.710% due 8/16/2010	20,000	20,417
4.875% due 8/16/2010	90,000	91,943
1.300% due 8/24/2010	25,000	25,135
1.300% due 8/27/2010	50,000	50,274
1.375% due 8/27/2010	80,000	80,467
1.400% due 9/2/2010	25,000	25,151
3.000% due 9/10/2010	50,000	50,726
3.050% due 9/10/2010	25,000	25,369
3.375% due 9/10/2010	60,000	60,989
4.500% due 9/10/2010	160,000	163,537
5.125% due 9/10/2010	85,000	87,290
4.000% due 9/17/2010	30,000	30,610
4.520% due 9/23/2010	40,000	40,949
5.125% due 9/29/2010	25,000	25,678
1.250% due 9/30/2010	25,000	25,137
4.375% due 10/22/2010	15,000	15,380
4.250% due 11/2/2010	15,000	15,392
1.195% due 11/4/2010	85,000	85,491
4.250% due 11/15/2010	380,000	390,273
6.625% due 11/15/2010	115,000	120,048
4.750% due 12/10/2010	10,000	10,336

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS - 96.4% (Continued)

Financing Corp.
0.000% due 4/6/2010 (d)	$19,000	$18,987
0.000% due 5/11/2010 (d)	25,000	24,957
0.000% due 6/27/2010 (d)	91,000	90,821
0.000% due 8/3/2010 (d)	12,000	11,951
0.000% due 11/11/2010 (d)	55,000	54,589

Freddie Mac
4.375% due 3/1/2010	5,000	5,000
7.000% due 3/15/2010	768,000	770,051
4.150% due 4/1/2010	750,000	752,435
4.125% due 4/14/2010	745,000	748,443
4.280% due 4/15/2010	1,035,000	1,040,091
3.000% due 4/28/2010	100,000	100,435
2.875% due 4/30/2010	300,000	301,369
4.250% due 5/5/2010	15,000	15,107
4.125% due 5/12/2010	260,000	262,000
3.340% due 6/9/2010	230,000	231,932
0.000% due 6/15/2010 (d)	27,000	26,941
3.500% due 6/16/2010	15,000	15,142
4.500% due 7/6/2010	272,000	276,009
4.125% due 7/12/2010	1,061,000	1,076,571
3.250% due 7/16/2010	533,000	539,232
4.625% due 7/28/2010	10,000	10,179
4.790% due 8/4/2010	100,000	101,974
4.750% due 8/9/2010	13,000	13,256
3.050% due 8/12/2010	9,000	9,112
5.000% due 9/1/2010	68,000	69,600
1.450% due 9/10/2010	35,000	35,260
6.875% due 9/15/2010	149,000	154,460
4.750% due 9/22/2010	93,000	95,158
4.125% due 10/18/2010	122,000	124,921
5.000% due 10/18/2010	407,000	418,512
3.125% due 10/25/2010	5,000	5,091
5.000% due 10/27/2010 (c)	30,000	30,892
4.250% due 10/28/2010	150,000	153,741
2.875% due 11/23/2010	82,000	83,566
0.000% due 12/15/2010 (d)	17,000	16,874
3.250% due 3/3/2014	35,000	35,005

Government Trust Certificates (Israel)
0.000% due 5/15/2010 (d)	126,000	125,747
0.000% due 5/15/2010 (d)	24,000	23,952
0.000% due 11/15/2010 (d)	62,000	61,484

Resolution Funding Corp.
0.000% due 4/15/2010 (d)	10,000	9,994
0.000% due 7/15/2010 (d)	91,000	90,813
0.000% due 10/15/2010 (d)	73,000	72,701

Tennessee Valley Authority
0.000% due 10/15/2010 (d)	35,000	34,790

Total United States Government and Agency Issues		28,044,460

TOTAL BONDS (COST $195,753,941)		201,092,202

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.5%

Commercial Paper - 1.3%
Societe Generale
0.152% due 3/1/2010	$2,865,000	$2,865,000

Total Commercial Paper		2,865,000

Variable-Rate Demand Notes - 0.2%
American Family Financial Services, 0.100%	342,444	342,444

Total Variable-Rate Demand Notes		342,444

TOTAL SHORT-TERM INVESTMENTS (COST $3,207,444)		3,207,444

TOTAL INVESTMENTS - 98.2% (COST $199,463,194)		204,935,350

NET OTHER ASSETS AND LIABILITIES - 1.8%		3,762,677

NET ASSETS - 100.0%		$208,698,027

(a) Non-income producing security.
(b) Interest rate shown represents the current coupon rate at February 28, 2010.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) Zero coupon security.
(e) Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

At February 28, 2010, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$199,463,194
Unrealized appreciation	$6,716,294
Unrealized depreciation	$(1,244,138)
Net unrealized appreciation (depreciation)	$5,472,156

The accompanying notes are an integral part of the schedule of investments.

THOMPSON PLUMB FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2010 (Unaudited)

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are valued at amortized cost basis.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities were fair valued as of February 28, 2010.

In accordance with Accounting Standards Codification Topic 820-10, “Fair Value Measurements and Disclosures” (“Topic 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Topic 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

In April 2009, the Financial Accounting Standards Board (“FASB”) updated the accounting standards to provide guidance on estimating the fair value of an asset or liability when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

THOMPSON PLUMB FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2010 (Unaudited)

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ net assets as of February 28, 2010:

Growth Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks:
Consumer Discretionary	$15,686,067	$-	$-	$15,686,067
Consumer Staples	10,539,340	-	-	10,539,340
Energy	20,559,960	-	-	20,559,960
Financials	19,983,772	-	-	19,983,772
Health Care	23,775,653	-	-	23,775,653
Industrials	12,389,844	-	-	12,389,844
Information Technology	34,378,836	-	-	34,378,836
Telecommunication Services	1,386,640	-	-	1,386,640
Short-term Investments:	-	$917	-	917
Total	$138,700,112	$917	$-	$138,701,029

THOMPSON PLUMB FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2010 (Unaudited)

MidCap Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks:
Consumer Discretionary	$1,967,248	$-	$-	$1,967,248
Consumer Staples	388,811	-	-	388,811
Energy	1,145,149	-	-	1,145,149
Financials	2,063,232	-	-	2,063,232
Health Care	1,305,318	-	-	1,305,318
Industrials	982,747	-	-	982,747
Information Technology	2,454,814	-	-	2,454,814
Materials	796,699	-	-	796,699
Utilities	336,699	-	-	336,699
Short-term Investments:	-	$369	-	369
Total	$11,440,717	$369	$-	$11,441,086

Bond Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks:
Financials	$635,704	$-	$-	$635,704
Bonds:
Collateralized Mortgage Obligations	-	2,339,620	-	2,339,620
Corporate Bonds	-	168,492,627	-	168,492,627
Federal Agency Mortgage-Backed Securities	-	2,215,495	-	2,215,495
United States Government and Agency Issues	-	28,044,460	-	28,044,460
Short-term Investments:	-	3,207,444	-	3,207,444
Total	$635,704	$204,299,646	$-	$204,935,350

Item 2. Controls and Procedures

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 27th day of April, 2010.

THOMPSON PLUMB FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 27th day of April, 2010.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

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